Subsidiaries and Associates - Narrative (Details)	12 Months Ended
Mar. 31, 2026 entity associate subsidiary
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to mergers and liquidations	4
Decrease in number of entities accounted for using the equity method due to a change of ownership ratio	5
Number of company’s consolidated subsidiaries | subsidiary	154
Number of associates | associate	10